PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
	Land & Buildings US$‘000	Leasehold Improvements US$‘000	Computer & Office Equipment US$‘000	Plant & Equipment US$‘000	Total US$‘000
Cost
At January 1, 2020	24,269	3,005	4,292	38,676	70,242
Additions	8	41	96	2,766	2,911
Disposals or retirements	-	(299)	(66)	(5,758)	(6,123)
Exchange adjustments	10	(77)	(13)	(1,845)	(1,925)

At December 31, 2020	24,287	2,670	4,309	33,839	65,105

At January 1, 2021	24,287	2,670	4,309	33,839	65,105
Additions	46	126	144	1,392	1,708
Disposals or retirements	-	(186)	(255)	(2,410)	(2,851)
Reallocations/ reclassifications	-	-	-	-	-
Exchange adjustments	1	(18)	2	(484)	(499)

At December 31, 2021	24,334	2,592	4,200	32,337	63,463

Accumulated amortisation and Impairment losses
At January 1, 2020	(18,493)	(2,037)	(3,682)	(36,740)	(60,952)
Charge for the year	(783)	(146)	(181)	(604)	(1,714)
Impairment losses as at December 31, 2020	(347)	(78)	(180)	(1,190)	(1,795)
Disposals or retirements	-	299	84	5,590	5,973
Exchange adjustments	(6)	78	13	1,845	1,930

At December 31, 2020	(19,629)	(1,884)	(3,946)	(31,099)	(56,558)

At January 1, 2021	(19,629)	(1,884)	(3,946)	(31,099)	(56,558)
Charge for the year	(628)	(149)	(115)	(974)	(1,866)
Disposals or retirements	-	186	255	2,410	2,851
Impairment losses	(1,196)	(279)	(98)	(935)	(2,508)
Reallocations/ reclassifications	-	-	-	-	-
Exchange adjustments	21	(5)	(46)	566	536

At December 31, 2021	(21,432)	(2,131)	(3,950)	(30,032)	(57,545)

Carrying amounts
At December 31, 2021	2,902	461	250	2,305	5,918

At December 31, 2020	4,658	786	363	2,740	8,547

Schedule of Additional Information on Right-of-use Assets

US$000
Right-of-use assets cost at transition before impairment	21,185
Impairment adjustment on transition	(11,099)

Right-of-use assets value at transition after impairment	10,086

Additional information on the right-of-use assets by class of assets is as follows:

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021
	US$000	US$000	US$000
Buildings	2,549	(609)	(1,089)
Computer equipment	23	(5)	-
Plant and Equipment	-	-	-

	2,572	(614)	(1,089)

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020
	US$000	US$000	US$000
Buildings	4,200	(673)	(347)
Computer equipment	3	(4)	-
Plant and Equipment	-	(70)	(154)

	4,203	(747)	(501)

Schedule of Income from Sub-letting Right-of-use Buildings
Right-of-Use assets at 31 December 2021	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	11	1 to 12	3	1	-	2	4
Vehicle	16	1 to 3	2	-	16	-	16
I.T. and office equipment	2	1 to 5	4	-	-	-	-

Right-of-Use assets at 31 December 2020	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	12	1 to 13	4	1	-	2	4
Vehicle	16	1 to 3	2	-	16	-	16
I.T. and office equipment	10	1 to 2	1	-	-	-	1